Simplify MBS ETF
Schedule of Investments
September 30, 2024 (Unaudited)
1
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
Principal Value
U.S. Treasury Bills – 99.8%
U.S. Treasury Bill, 5.23%, 10/29/2024(a)(b) ..................................... $ 560,000,000 $ 557,938,735
U.S. Treasury Bill, 4.73%, 11/19/2024(a) ....................................... 859,500,000 854,064,763
Total U.S. Treasury Bills (Cost $1,411,961,080) ...................................... 1,412,003,498
U.S. Government Agency Mortgage Backed Securities – 97.3%
Federal National Mortgage Association, 4.50%, 10/15/2054 (TBA) ................... 322,500,000 316,974,220
Federal National Mortgage Association, 5.00%, 10/15/2054 (TBA) ................... 608,750,000 608,226,859
Federal National Mortgage Association, 5.50%, 10/15/2054 (TBA) ................... 343,750,000 347,915,126
Federal National Mortgage Association, 6.00%, 10/15/2054 (TBA) ................... 100,000,000 102,254,182
Total U.S. Government Agency Mortgage Backed Securities (Cost $1,374,543,508) ......... 1,375,370,387
Total Investments – 197.1%
(Cost $2,786,504,588) .......................................................... $ 2,787,373,885
Liabilities in Excess of Other Assets – (97.1)% ........................................ (1,373,035,621)
Net Assets – 100.0% ............................................................ $ 1,414,338,264
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion thereof, in the amount of $24,908,000 has been pledged as collateral for TBAs as of September 30, 2024.
Portfolio Abbreviations:
TBA : To Be Announced
Summary of Investment Type††
Investment Categories
% of Net
Assets
U.S. Treasury Bills ................................................................................ 99.8%
U.S. Government Agency Mortgage Backed Securities ................................................... 97.3%
Total Investments ................................................................................ 197.1%
Liabilities in Excess of Other Assets .................................................................. (97.1)%
Net Assets ..................................................................................... 100.0%